Supplemental condensed consolidating financial information - Condensed consolidating statement of financial position (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Non-current assets
Tangible and right of use assets	$ 2,805	$ 2,750	$ 3,553
Intangible assets	120	123	121
Investments in subsidiaries, associates and joint ventures	1,644	1,581	1,573
Other investments	137	76	136
Inventories	80	93	126
Trade and other receivables	147	122	119
Deferred taxation	83	105	0
Cash restricted for use	31	31	36
Total Non-current assets	5,047	4,881	5,664
Current assets
Other investments	0	10	7
Inventories, trade and other receivables, intergroup balances and other current assets	955	882	877
Cash restricted for use	34	33	17
Cash and cash equivalents	1,292	456	342	$ 329
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	2,281	1,381	1,243
Assets held for sale	546	601	0
Total Current assets	2,827	1,982	1,243
Total assets	7,874	6,863	6,907
EQUITY AND LIABILITIES
Share capital and premium	7,211	7,199	7,192
(Accumulated losses) retained earnings and other reserves	(4,199)	(4,559)	(4,444)
Shareholders' equity	3,012	2,640	2,748
Non-controlling interests	36	36	32
Total equity	3,048	2,676	2,780	2,694
Non-current liabilities	3,758	2,478	2,740
Current liabilities including intergroup balances	805	1,437	1,387
Liabilities held for sale	263	272
Total liabilities	4,826	4,187	4,127
Total equity and liabilities	7,874	6,863	6,907
Consolidation, Eliminations
Non-current assets
Tangible and right of use assets	13	6	0
Intangible assets	(1)	(1)	(1)
Investments in subsidiaries, associates and joint ventures	(7,753)	(7,136)	(6,613)
Other investments	(2)	(2)	(2)
Inventories	0	0	0
Trade and other receivables	(29)	(29)	(29)
Deferred taxation	0	0
Cash restricted for use	0	0	0
Total Non-current assets	(7,772)	(7,162)	(6,645)
Current assets
Other investments		0	0
Inventories, trade and other receivables, intergroup balances and other current assets	(1,414)	(1,317)	(1,159)
Cash restricted for use	0	0	0
Cash and cash equivalents	0	0	0	0
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	(1,414)	(1,317)	(1,159)
Assets held for sale	0	0
Total Current assets	(1,414)	(1,317)
Total assets	(9,186)	(8,479)	(7,804)
EQUITY AND LIABILITIES
Share capital and premium	(6,943)	(6,933)	(6,933)
(Accumulated losses) retained earnings and other reserves	423	1,047	1,806
Shareholders' equity	(6,520)	(5,886)	(5,127)
Non-controlling interests	0	0	0
Total equity	(6,520)	(5,886)	(5,127)
Non-current liabilities	0	0	0
Current liabilities including intergroup balances	(2,666)	(2,593)	(2,677)
Total liabilities	(2,666)	(2,593)	(2,677)
Total equity and liabilities	(9,186)	(8,479)	(7,804)
AngloGold Ashanti (the “Guarantor”) | Reportable Legal Entities
Non-current assets
Tangible and right of use assets	3	4	632
Intangible assets	0	1	1
Investments in subsidiaries, associates and joint ventures	2,985	2,646	2,504
Other investments	1	2	1
Inventories	0	0	0
Trade and other receivables	0	0	0
Deferred taxation	83	105
Cash restricted for use	0	0	0
Total Non-current assets	3,072	2,758	3,138
Current assets
Other investments		0	0
Inventories, trade and other receivables, intergroup balances and other current assets	253	333	356
Cash restricted for use	0	0	0
Cash and cash equivalents	48	12	23	7
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	301	345	379
Assets held for sale	267	253
Total Current assets	568	598
Total assets	3,640	3,356	3,517
EQUITY AND LIABILITIES
Share capital and premium	7,211	7,199	7,192
(Accumulated losses) retained earnings and other reserves	(4,199)	(4,559)	(4,444)
Shareholders' equity	3,012	2,640	2,748
Non-controlling interests	0	0	0
Total equity	3,012	2,640	2,748
Non-current liabilities	229	225	345
Current liabilities including intergroup balances	323	401	424
Liabilities held for sale	76	90
Total liabilities	628	716	769
Total equity and liabilities	3,640	3,356	3,517
IOMco (the “Issuer”) | Reportable Legal Entities
Non-current assets
Tangible and right of use assets	0	0	0
Intangible assets	0	0	0
Investments in subsidiaries, associates and joint ventures	4,885	4,612	4,245
Other investments	2	2	2
Inventories	0	0	0
Trade and other receivables	29	29	29
Deferred taxation	0	0
Cash restricted for use	0	0	0
Total Non-current assets	4,916	4,643	4,276
Current assets
Other investments		10	7
Inventories, trade and other receivables, intergroup balances and other current assets	755	619	474
Cash restricted for use	0	0	0
Cash and cash equivalents	713	102	102	97
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,468	731	583
Assets held for sale	0	0
Total Current assets	1,468	731
Total assets	6,384	5,374	4,859
EQUITY AND LIABILITIES
Share capital and premium	6,096	6,096	6,096
(Accumulated losses) retained earnings and other reserves	(2,390)	(2,715)	(3,203)
Shareholders' equity	3,706	3,381	2,893
Non-controlling interests	0	0	0
Total equity	3,706	3,381	2,893
Non-current liabilities	2,383	1,031	1,028
Current liabilities including intergroup balances	295	962	938
Total liabilities	2,678	1,993	1,966
Total equity and liabilities	6,384	5,374	4,859
Other subsidiaries (the “Non-Guarantor Subsidiaries”) | Reportable Legal Entities
Non-current assets
Tangible and right of use assets	2,789	2,740	2,921
Intangible assets	121	123	121
Investments in subsidiaries, associates and joint ventures	1,527	1,459	1,437
Other investments	136	74	135
Inventories	80	93	126
Trade and other receivables	147	122	119
Deferred taxation	0	0
Cash restricted for use	31	31	36
Total Non-current assets	4,831	4,642	4,895
Current assets
Other investments		0	0
Inventories, trade and other receivables, intergroup balances and other current assets	1,361	1,247	1,206
Cash restricted for use	34	33	17
Cash and cash equivalents	531	342	217	$ 225
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners	1,926	1,622	1,440
Assets held for sale	279	348
Total Current assets	2,205	1,970
Total assets	7,036	6,612	6,335
EQUITY AND LIABILITIES
Share capital and premium	847	837	837
(Accumulated losses) retained earnings and other reserves	1,967	1,668	1,397
Shareholders' equity	2,814	2,505	2,234
Non-controlling interests	36	36	32
Total equity	2,850	2,541	2,266
Non-current liabilities	1,146	1,222	1,367
Current liabilities including intergroup balances	2,853	2,667	2,702
Liabilities held for sale	187	182
Total liabilities	4,186	4,071	4,069
Total equity and liabilities	$ 7,036	$ 6,612	$ 6,335